SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) position	Dec. 31, 2023 USD ($) position	Dec. 31, 2022 USD ($) position
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments held by the Group continuous unrealized loss position | position	0	0	0
Remaining lease term	8 years
Government assistance received and recognized	$ 6.5	$ 7.1	$ 7.6
Government Assistance, Nonoperating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (expenses), net	Other income (expenses), net	Other income (expenses), net
Employer percentage match of employee's compensation			3.00%
Maximum percentage of income tax positions realized	50.00%
Percentage of VAT rate for goods sold	13.00%
Assets, Level 1 to 2 transfers	$ 0.0	$ 0.0	$ 0.0
Assets, Level 2 to 1 transfers	0.0	0.0	0.0
Liabilities, Level 1 to 2 transfers	0.0	0.0	0.0
Liabilities, Level 2 to 1 transfers	0.0	0.0	0.0
Assets, Transfers into and out of Level 3	0.0	0.0	0.0
Liabilities, Transfers into and out of Level 3	0.0	0.0	0.0
PRC Contribution Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee benefits expensed	14.6	13.2	13.5
U.S Contribution Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee benefits expensed	$ 0.0	$ 0.0	$ 0.8
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of VAT rate for services rendered	6.00%
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of VAT rate for services rendered	9.00%